Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Income taxes [Abstract]
Deferred tax assets	$ 4,219	$ 1,700	$ 15,103	$ 15,168	$ 15,343
Deferred tax liability	(1,897)				(16,190)
Net deferred tax assets (liabilities)	$ 2,322				$ (847)	$ (1,245)